Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Value of initial
				Average	initial fixed
			Average	compensation	$100 investment
	Summary		summary	actually	based on:
	compensation	Compensation	compensation	paid to	Total
	table for	actually paid	table total for	non-PEO	shareholder	Net
Year	PEO(3)	to PEO(5)	non-PEO NEOs(4)	NEOs(5)	return(1)	income(2)
2024	$ 689,580	$ 689,580	$ 825,787	$ 783,855	$ 128	$ 19,234,026
2023	$ 642,566	$ 642,566	$ 932,301	$ 1,065,517	$ 109	$ 17,192,776
2022	$ 586,040	$ 586,040	$ 666,728	($ 922,584)	$ 63	$ 12,828,487

(1)	Total Stockholder Return (“TSR”) for each fiscal year is based on a $100 common equity investment at the close of December 31, 2021 measuring through and including the end of the applicable year, assuming reinvestment of dividends.
(2)	The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable year.
(3)	This column represents the amount of total compensation reported for Mr. Susi for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in the Company’s proxy statement for the applicable fiscal year. There are no additional PEOs to report.
(4)	This column represents the average of the amounts reported for the Company’s named executive officers as determined in accordance with Item 402(m)(2) for the applicable year as a group, excluding Mr. Susi, as reported in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s proxy statement for the applicable fiscal year. The names of each of the NEOs, excluding Mr. Susi, included for purposes of calculating the average amounts in each applicable fiscal year are for 2024, Messrs. Glenn, and Chiprin, for 2023, Messrs. Glenn and Waddell, and for 2022, Messrs. Glenn, Scott, Kachelmeyer, Neuhardt, and Waddell.
(5)	With respect to the PEO, “compensation actually paid” is determined by replacing, for the applicable year, the

“Stock Awards” column in the Summary Compensation Table with an adjusted amount. With respect to average “compensation actually paid” to the NEOs as a group (excluding the PEO), for each such NEO the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for the applicable year to arrive at “compensation actually paid” for such NEO, which is then averaged to determine the average

“compensation actually paid” to the NEOs (excluding the PEO). In each case, the adjusted amount is determined by adding (or subtracting, as applicable) the following for the applicable year (a “Subject Year”),

shown in the table below for 2024 (on an averaged basis for the NEOs (excluding the PEO)): (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding, unvested, or forfeited as of the and of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

	2024
	PEO	Average NEOs
Summary Compensation Table Total	689,580	$ 825,787
- Stock and Option Awards	-	533,252
- Fair Value at Prior Year End for Forfeited Awards	-	-
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	-	463,375
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	-	39,236
+ Fair Value as of Vest Date of Equity Awards Granted and Vested in the Year	-	-
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-	(14,316)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise Reflected in Fair Value or Total Compensation	-	3,024
Compensation Actually Paid	689,580	783,855

The fair value or change in fair value, as applicable, of stock awards was determined by reference for RSU awards, the closing price of our common stock on the applicable measurement date and for market-conditioned PSUs, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

Named Executive Officers, Footnote
(3)	This column represents the amount of total compensation reported for Mr. Susi for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in the Company’s proxy statement for the applicable fiscal year. There are no additional PEOs to report.
(4)	This column represents the average of the amounts reported for the Company’s named executive officers as determined in accordance with Item 402(m)(2) for the applicable year as a group, excluding Mr. Susi, as reported in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s proxy statement for the applicable fiscal year. The names of each of the NEOs, excluding Mr. Susi, included for purposes of calculating the average amounts in each applicable fiscal year are for 2024, Messrs. Glenn, and Chiprin, for 2023, Messrs. Glenn and Waddell, and for 2022, Messrs. Glenn, Scott, Kachelmeyer, Neuhardt, and Waddell.

PEO Total Compensation Amount	$ 689,580	$ 642,566	$ 586,040
PEO Actually Paid Compensation Amount	$ 689,580	642,566	586,040
Adjustment To PEO Compensation, Footnote
(5)	With respect to the PEO, “compensation actually paid” is determined by replacing, for the applicable year, the

“Stock Awards” column in the Summary Compensation Table with an adjusted amount. With respect to average “compensation actually paid” to the NEOs as a group (excluding the PEO), for each such NEO the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for the applicable year to arrive at “compensation actually paid” for such NEO, which is then averaged to determine the average

“compensation actually paid” to the NEOs (excluding the PEO). In each case, the adjusted amount is determined by adding (or subtracting, as applicable) the following for the applicable year (a “Subject Year”),

shown in the table below for 2024 (on an averaged basis for the NEOs (excluding the PEO)): (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding, unvested, or forfeited as of the and of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

	2024
	PEO	Average NEOs
Summary Compensation Table Total	689,580	$ 825,787
- Stock and Option Awards	-	533,252
- Fair Value at Prior Year End for Forfeited Awards	-	-
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	-	463,375
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	-	39,236
+ Fair Value as of Vest Date of Equity Awards Granted and Vested in the Year	-	-
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-	(14,316)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise Reflected in Fair Value or Total Compensation	-	3,024
Compensation Actually Paid	689,580	783,855

The fair value or change in fair value, as applicable, of stock awards was determined by reference for RSU awards, the closing price of our common stock on the applicable measurement date and for market-conditioned PSUs, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 825,787	932,301	666,728
Non-PEO NEO Average Compensation Actually Paid Amount	$ 783,855	1,065,517	(922,584)
Adjustment to Non-PEO NEO Compensation Footnote
(5)	With respect to the PEO, “compensation actually paid” is determined by replacing, for the applicable year, the

“Stock Awards” column in the Summary Compensation Table with an adjusted amount. With respect to average “compensation actually paid” to the NEOs as a group (excluding the PEO), for each such NEO the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for the applicable year to arrive at “compensation actually paid” for such NEO, which is then averaged to determine the average

“compensation actually paid” to the NEOs (excluding the PEO). In each case, the adjusted amount is determined by adding (or subtracting, as applicable) the following for the applicable year (a “Subject Year”),

shown in the table below for 2024 (on an averaged basis for the NEOs (excluding the PEO)): (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding, unvested, or forfeited as of the and of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

	2024
	PEO	Average NEOs
Summary Compensation Table Total	689,580	$ 825,787
- Stock and Option Awards	-	533,252
- Fair Value at Prior Year End for Forfeited Awards	-	-
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	-	463,375
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	-	39,236
+ Fair Value as of Vest Date of Equity Awards Granted and Vested in the Year	-	-
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-	(14,316)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise Reflected in Fair Value or Total Compensation	-	3,024
Compensation Actually Paid	689,580	783,855

The fair value or change in fair value, as applicable, of stock awards was determined by reference for RSU awards, the closing price of our common stock on the applicable measurement date and for market-conditioned PSUs, a Monte Carlo simulation with reference to the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Company TSR

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $689,580, $642,556, and $586,040 for 2024, 2023 and 2022, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Susi), as computed in accordance with Item 402(v) of Regulation S-K, was $783,855, $1,065,517, and ($922,584) for 2024, 2023 and 2022, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $128, $109, and $63 for 2022-2024, 2022-2023 and 2022, respectively. Please see Note 1 above for additional information related to the computation of Company TSR. An initial fixed $100 investment, computed in accordance with the requirements of item 402(v) of Regulation S-K, increased from $63 to $128 over the period covered in the Pay Versus Performance table. In directional alignment, the compensation actually paid to our PEO increased from $586,040 to $689,580 and the average amount of compensation actually paid to the NEOs as a group (excluding our PEO) increased from ($922,584) to $783,855 over the same period.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Company Net Income

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $689,580, $642,556, and $586,040 for 2024, 2023 and 2022, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Susi), as computed in accordance with Item 402(v) of Regulation S-K, was $783,855, $1,065,517, and ($922,584) for 2024, 2023 and 2022, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $19,234,026, $17,192,776, and $12,828,487 for 2024, 2023 and 2022, respectively. The Company’s net income over the periods covered in the Pay Versus Performance table increased from $12,828,487 to $19,234,026. In directional alignment, the compensation actually paid to our PEO increased from

$586,040 to $689,580 and the average amount of compensation actually paid to the NEOs as a group (excluding our PEO) increased from ($922,584) to $783,855 over the same period.

Total Shareholder Return Amount	$ 128	109	63
Net Income (Loss)	$ 19,234,026	$ 17,192,776	$ 12,828,487
PEO Name	Messrs. Glenn
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (533,252)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,375
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,236
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,316)
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,024